Contingencies and Commitments (Future Purchase Obligations and Minimum Lease Payments) (Details) $ in Millions	Dec. 31, 2025 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2026	$ 1,000
2027	1,382
2028	2,606
2029	1,691
2030	2,565
Thereafter	6,729
Minimum lease payments
2026	164
2027	125
2028	87
2029	55
2030	38
Thereafter	$ 55